Subsequent Events (Details Narrative)																									2 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2026	May 11, 2026 USD ($) $ / shares shares	May 08, 2026 USD ($) $ / shares shares	May 06, 2026 USD ($) shares	May 04, 2026 USD ($)	Apr. 29, 2026 USD ($) $ / shares shares	Apr. 28, 2026 USD ($)	Apr. 15, 2026 USD ($) $ / shares shares	Apr. 08, 2026 USD ($)	Apr. 02, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 26, 2026 USD ($)	Mar. 23, 2026 USD ($)	Mar. 17, 2026 USD ($)	Feb. 13, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 15, 2025 USD ($) shares	Oct. 14, 2025 USD ($) $ / shares	Oct. 13, 2025 USD ($) shares	Oct. 06, 2025 USD ($) shares	Jun. 27, 2025	May 09, 2025 USD ($)	Sep. 23, 2024 shares	Mar. 27, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Integer $ / shares shares	Dec. 31, 2025 USD ($) Integer shares	Dec. 31, 2024 USD ($) Integer	May 12, 2026 USD ($) $ / shares	May 05, 2026 $ / shares	May 02, 2026 $ / shares	Apr. 30, 2026 USD ($)	Jan. 27, 2026 $ / shares	Feb. 05, 2024 USD ($)
Reverse stock splits description																						1-for-10					On August 29, 2024, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2024 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock at a ratio of 1-for-50 effective as of September 19, 2024. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.
Aggregate principal amount																																		$ 4,500,000
Stock Issued During Period, Value, New Issues																											$ 329,996	$ 784,943
Number of operating segments | Integer																										3	3	3
Impairment of intangible assets																											$ 0
No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																												0.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																										38,304	10,048
March Agile Note [Member]
Outstanding principal balance																		$ 1,839,432							$ 1,179,000
Private Placement Notes [Member]
Aggregate principal amount											$ 9,233,000															$ 9,233,000	$ 6,900,000
Proceeds from issuance of secured debt																										7,377,000	$ 5,497,909
May1800 Diagonal Note [Member]
Aggregate principal amount																							$ 163,300
Maturity date																							Feb. 15, 2026
Interest rate																							12.00%
Proceeds from issuance of secured debt																							$ 135,000
Venture Issuance and Payofff [Member]
Aggregate principal amount											$ 487,000															487,000
January 1800 Diagonal Note [Member]
Aggregate principal amount																$ 296,000
Maturity date																Oct. 15, 2026
Interest rate																14.00%
Proceeds from issuance of secured debt																$ 250,000
March 1800 Diagonal Note [Member]
Aggregate principal amount														$ 181,000
Maturity date														Dec. 15, 2026
Interest rate														14.00%
Proceeds from issuance of secured debt														$ 150,000
Minimum [Member] | Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																											10.00%	10.00%
Maximum [Member] | Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																											13.00%	14.00%
Maximum [Member] | No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																												10.00%
Maximum [Member] | No Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage																											10.00%
Maximum [Member] | Two Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage																												10.00%
CP BF Letter Agreement [Member]
Proceeds from issuance of common stock																			$ 10,000,000
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares																				3,250	5,750
Aggregate gross proceeds from offering																				$ 191	$ 354
Common Class A [Member] | March Agile Note [Member]
Debt instrument conversion price per share | $ / shares																									$ 23.04								$ 21.40
Aggregate reductions of in outstanding balance debt																		$ 284,000							$ 660,000
Aggregate share issued | shares																		11,640							29,306
Common Class A [Member] | Maximum [Member]
Warrants issued | shares																								2,828
Common Class A [Member] | Agile Exchange Agreement [Member] | Minimum [Member]
Debt instrument conversion price per share | $ / shares			$ 5.82
Common Class A [Member] | CP BF Letter Agreement [Member]
Floor price | $ / shares																			$ 0.00
Subsequent Event [Member]
Reverse stock splits description							On April 28, 2026, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-20 effective on May 8, 2026.
Reverse stock split ratio							1
Asset acquisition, increase in revenue													$ 15,000,000
Subsequent Event [Member] | At the Market Offering [Member]
Shares issued to GEM, shares | shares																	107,000,000
Proceeds from issuance of common stock																	$ 2,700,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares											34,200
Subsequent Event [Member] | March Agile Note [Member]
Outstanding principal balance											$ 1,300,000															$ 1,300,000
Subsequent Event [Member] | May1800 Diagonal Note [Member]
Aggregate principal amount					$ 206,000
Proceeds from issuance of debt					$ 150,000
Maturity date					Jan. 30, 2027
Interest rate					14.00%
Subsequent Event [Member] | Venture Issuance and Payofff [Member]
Proceeds from issuance of debt									$ 333,000
Maturity date									Aug. 18, 2026
Interest rate									198.50%
Note pay off date									May 06, 2026
Subsequent Event [Member] | TVT Capital Issuance [Member]
Aggregate principal amount							$ 834,000
Proceeds from issuance of debt							$ 579,000
Maturity date									Jan. 05, 2027
Interest rate									106.71%
Subsequent Event [Member] | February Note [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Interest rate															10.00%
Debt instrument, interest rate, original issue percentage															10.00%
Subsequent Event [Member] | January 1800 Diagonal Note [Member]
Aggregate principal amount																296,000
Proceeds from issuance of debt																$ 250,000
Maturity date																Oct. 15, 2026
Interest rate																14.00%
Subsequent Event [Member] | March 1800 Diagonal Note [Member]
Aggregate principal amount														180,000
Proceeds from issuance of debt														$ 157,000
Maturity date														Dec. 15, 2026
Interest rate														14.00%
Subsequent Event [Member] | Agile Exchange Agreement [Member]
Aggregate reductions of in outstanding balance debt			$ 540,000			$ 540,000		$ 540,000
Outstanding principal balance																																$ 639,000
Subsequent Event [Member] | Purchase Agreement [Member] | February Note [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Debt instrument conversion price per share | $ / shares															$ 22.20
Aggregate principal amount															$ 2,333,333
Maturity date															Feb. 13, 2027
Proceeds from issuance of secured debt															$ 1,600,000
Debt instrument, maturity from date of issuance															12 months
Minimum percentage of outstanding common Stock, buyer hold															4.99%
Maximum percentage of outstanding common Stock, buyer hold															9.99%
Floor price | $ / shares															$ 5.08
Subsequent Event [Member] | Purchase Agreement [Member] | February Warrants [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Warrant initial exercise price | $ / shares															$ 50.00
Subsequent Event [Member] | Purchase Agreement [Member] | Maximum [Member] | February Warrants [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Warrants issued | shares															21,021
Subsequent Event [Member] | Common Class A [Member] | At the Market Offering [Member]
Stock Issued During Period, Value, New Issues												$ 1,500,000
Subsequent Event [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares																										31,750
Consideration received on transaction																										$ 700,000
Aggregate gross proceeds from offering																										$ 670,000
Subsequent Event [Member] | Common Class A [Member] | August October and February 3I Note [Member] | 3i, LP [Member]
Debt instrument conversion price per share | $ / shares											$ 22.00						$ 16.60									$ 22.00
Number of shares issued upon conversion of promissory note | shares																										144,000,000
Outstanding principal amount											$ 2,700,000															$ 2,700,000
Subsequent Event [Member] | Common Class A [Member] | July and September 1800 Diagonal Note [Member]
Debt instrument conversion price per share | $ / shares											$ 18.60						$ 16.50									$ 18.60
Number of shares issued upon conversion of promissory note | shares																										24,000
Outstanding principal amount											$ 392,000															$ 392,000
Subsequent Event [Member] | Common Class A [Member] | March Agile Note [Member]
Aggregate reductions of in outstanding balance debt																										$ 660,000
Aggregate share issued | shares																										29,306
Subsequent Event [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares				155,000
Consideration received on transaction				$ 896,000
Aggregate gross proceeds from offering				$ 368,000
Subsequent Event [Member] | Common Class A [Member] | August October and February 3I Note [Member] | 3i, LP [Member]
Debt instrument conversion price per share | $ / shares																													$ 15.39		$ 5.08
Number of shares issued upon conversion of promissory note | shares		145
Outstanding principal amount																													$ 1,200,000
Subsequent Event [Member] | Common Class A [Member] | November and September 1800 Diagonal Note [Member]
Debt instrument conversion price per share | $ / shares		$ 4.520																												$ 3.303
Number of shares issued upon conversion of promissory note | shares		36
Outstanding principal amount		$ 136,000
Subsequent Event [Member] | Common Class A [Member] | Agile Exchange Agreement [Member]
Shares issued to GEM, shares | shares			74,948			74,948		74,948
Subsequent Event [Member] | Common Class A [Member] | Agile Exchange Agreement [Member] | Minimum [Member]
Debt instrument conversion price per share | $ / shares						$ 5.82		$ 5.82
Subsequent Event [Member] | Common Class A [Member] | Agile Exchange Agreement [Member] | Maximum [Member]
Debt instrument conversion price per share | $ / shares			$ 12.40			$ 12.40		$ 12.40
Subsequent Event [Member] | Common Class A [Member] | CP BF Letter Agreement [Member]
Reverse stock splits description	Pursuant to the Floor Price Amendment, the Floor Price applicable to the Conversion Price under the Note was reduced from $50.00 (as adjusted for the Reverse Stock Split) to $4.50 (on a post-Reverse Stock Split basis).
Conversion rate percentage of common stock outstanding	95.00%
Subsequent Event [Member] | Common Class B [Member]
Aggregate number of shares of common stock issued, determined | shares										22,300	18,845
Subsequent Event [Member] | Common Class B [Member] | Bonus Payment [Member]
Aggregate number of shares of common stock issued, determined | shares										7,433	6,282
Subsequent Event [Member] | Common Class B [Member] | Achieving Market Capitalization Threshold [Member]
Aggregate number of shares of common stock issued, determined | shares										14,867	12,563